Description of Business and Organization	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Description of Business and Organization

Note 1(a). Description of Business and Organization

Description of Business

Restaurant Brands International Inc. (the “Company,” “we,” “us” and “our”) was originally formed on August 25, 2014 and continued under the laws of Canada. Pursuant to Rule 12g-3(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company is a successor issuer to Burger King Worldwide, Inc. (“Burger King Worldwide”). The Company serves as the sole general partner of Restaurant Brands International Limited Partnership (the “Partnership”), the indirect parent of Burger King Worldwide, a Delaware corporation that franchises and operates fast food hamburger restaurants principally under the Burger King® brand, and Tim Hortons ULC(f/k/a Tim Hortons Inc.) (“Tim Hortons”), an unlimited liability company existing under the laws of British Columbia that franchises and operates quick service restaurants that serve premium coffee and other beverage and food products under the Tim Hortons® brand. We are one of the world’s largest quick service restaurant, or QSR, chains as measured by the total number of restaurants. As of December 31, 2014, we franchised or owned a total of 19,043 restaurants in approximately 100 countries and U.S. territories worldwide. Of these restaurants, 18,978 were owned by our franchisees and 65 were Company restaurants.

The following table outlines our restaurant count, by brand and consolidated, and Burger King restaurant activity for the periods indicated.

Burger King Restaurants	2014	2013	2012
Franchised restaurants – beginning of period	13,615	12,579	11,217
Franchise - Openings	999	882	691
Franchise - Closures	(294)	(206)	(200)
Net refranchisings	—	360	871

Franchised restaurants – end of period	14,320	13,615	12,579
Company restaurants – end of period	52	52	418

Total systemwide restaurants – end of period	14,372	13,667	12,997

Tim Hortons Restaurants	2014
Franchised restaurants – end of period	4,658
Company restaurants – end of period	13

Total systemwide restaurants – end of period	4,671

System Wide Restaurants	2014
Franchised restaurants – end of period	18,978
Company restaurants – end of period	65

Total systemwide restaurants – end of period	19,043

Excluded from the above table are 258 primarily licensed Tim Hortons locations in the Republic of Ireland and the United Kingdom as of December 28, 2014.

All references to “$” or “dollars” are to the currency of the United States unless otherwise indicated. All references to Canadian dollars or C$ are to the currency of Canada unless otherwise indicated.

The Transactions

On December 12, 2014 (the “Closing Date”), pursuant to the Arrangement Agreement and Plan of Merger (the “Arrangement Agreement”), dated as of August 26, 2014, by and among Tim Hortons, Burger King Worldwide, the Company, Partnership, Blue Merger Sub, Inc., a wholly owned subsidiary of Partnership (“Merger Sub”), and 8997900 Canada Inc., a wholly owned subsidiary of Partnership (“Amalgamation Sub”), Amalgamation Sub acquired all of the outstanding shares of Tim Hortons pursuant to a plan of arrangement under Canadian law, which resulted in Tim Hortons becoming an indirect subsidiary of both us and Partnership (the “Arrangement”) and Merger Sub merged with and into Burger King Worldwide, with Burger King Worldwide surviving the merger as an indirect subsidiary of both us and Partnership (the “Merger” and, together with the Arrangement, the “Transactions”). The Arrangement was accounted for as a business combination using the acquisition method of accounting and Burger King Worldwide was determined to be the accounting acquirer. The primary reason for the acquisition was to create one of the world’s largest quick service restaurant companies.

In connection with the Transactions, the former holders of Burger King Worldwide common stock received 87.0 million newly issued common shares of the Company and 265.0 million newly issued Class B exchangeable limited partnership units of Partnership (the “Partnership exchangeable units”), which are intended to provide economic rights that are substantially equivalent, and voting rights with respect to the Company that are equivalent, to the corresponding rights afforded to the holders of the Company’s common shares (resulting in a 65.7% voting interest in the Company) in exchange for their holdings of Burger King Worldwide common stock. Former holders of Tim Hortons common shares received 106.6 million newly issued common shares of the Company (representing a 19.9% voting interest in the Company) as a component of consideration in the acquisition of Tim Hortons. Additionally, we issued a warrant to purchase 8,438,225 common shares of the Company (the “Warrant”) to a subsidiary of Berkshire Hathaway, Inc. in connection with the issuance of 9.0% cumulative compounding perpetual voting Preferred Shares (the “Preferred Shares”), which was exercised on December 15, 2014 (together with voting rights of preferred shares, representing a 14.4% voting interest in the Company). The Company’s common shares trade on the New York Stock Exchange and Toronto Stock Exchange under the ticker symbol “QSR”. The Partnership exchangeable units trade on the Toronto Stock Exchange under the ticker symbol “QSP”.

In 2014, fees and expenses related to the Transactions and related financings totaled $238.4 million, including (1) $70.0 million consisting principally of investment banking fees and legal fees (which are classified as selling, general and administrative expenses), (2) compensation related expenses of $55.0 million (which are classified as selling, general and administrative expenses) (3) commitment fees of $28.1 million associated with the bridge loan available at the closing of the Transactions (which are classified as loss on early extinguishment of debt) and (4) the payment of premiums of $85.3 million to redeem the Burger King Worldwide notes (which are classified as loss on early extinguishment of debt). Debt issuance costs capitalized in connection with the issuance of debt to fund the Transactions and refinancing of Burger King Worldwide indebtedness (see Note 10, Long-term debt) totaled $160.2 million and are classified as a reduction to Term Debt, net of current portion.

The total consideration paid in connection with the acquisition of Tim Hortons was approximately $11.3 billion. This consideration paid, along with repayment of Burger King Worldwide indebtedness (see Note 10, Long-term debt) and the payment of transaction expenses was funded through (i) our issuance of 106.6 million of common shares of the Company to Tim Hortons shareholders, (ii) $6,750.0 million of proceeds from borrowings by a subsidiary of Partnership under a new term loan credit facility (the “Term Loan Facility”), (iii) $2,250.0 million of proceeds from the issuance of second lien secured senior notes by a subsidiary of Partnership, and (iv) $3,000.0 million of proceeds from our issuance of the Preferred Shares and the Warrant.

As discussed in Note 18, Share-based Compensation, at the time of the Transactions, we assumed the obligation for all outstanding Burger King Worldwide stock options and RSUs. Additionally, pursuant to the Arrangement Agreement, we assumed the obligation for each vested and unvested Tim Hortons stock option with tandem SARs that was not surrendered in connection with the Arrangement on the same terms and conditions of the original awards, adjusted by an exchange ratio of 2.41.

The computation of consideration paid and the preliminary allocation of consideration to the net tangible and intangible assets acquired are presented in the tables that follow (in millions).

Cash consideration (a)	$7,516.7
Share consideration (b)	3,778.2

Total consideration paid	$11,294.9

(a)	Includes $13.9 million for the settlement of share-based compensation.

(b)	Calculated as 106,565,335 shares issued to former holders of Tim Hortons common shares, multiplied by $35.50, which was the closing price of a share of Burger King Worldwide common stock on the Closing Date, reduced by post-combination expense of approximately $4.9 million associated with accelerated vesting and recognition of certain Tim Hortons share-based compensation.

Note 1(b). Measurement Period Adjustments

The Transaction was accounted for as a business combination using the acquisition method of accounting and Burger King Worldwide was determined to be the accounting acquirer. The primary reason for the acquisition was to create one of the world’s largest quick service restaurant companies.

The application of the acquisition method of accounting resulted in the measurement and recognition of net assets acquired at a provisional fair value at the Closing Date, because at that time we had not completed our procedures with respect to the valuation of the acquired assets and liabilities. The acquisition method of accounting allows for up to a one year measurement period during which we can obtain additional information that exists as of the Closing Date to complete the measurement of the fair value of net assets acquired. These provisional fair value measurements have been subsequently refined based on additional information obtained during the measurement period. We had provisionally recorded these fair values based on preliminary information and management analysis, including preliminary work performed by third-party valuation specialists. During the nine months ended September 30, 2015, we adjusted our preliminary estimate of the fair value of certain acquired assets and liabilities, based on revisions to the valuation of the provisional assets and liabilities. These measurement period adjustments were retrospectively recorded in the consolidated balance sheet as of the Closing Date, and certain disclosures were updated to reflect the measurement period adjustments, as reflected herein. In addition, the related effects on the statement of operations for the period following the Closing Date resulting from the measurement period adjustments to the balance sheet have been retrospectively recorded in the consolidated statement of operations for the year ended December 31, 2014.

We have made adjustments to the provisional fair value amounts recognized at the Closing Date to reflect new information obtained about facts and circumstances that existed as of the Closing Date that, if known, would have affected the measurement of the provisional amounts recorded as of that date. These adjustments, referred to herein as “measurement period adjustments” materially impacted the value of certain tangible assets, intangible assets and liabilities. We applied the measurement period adjustments retrospectively to these consolidated financial statements. Accordingly, the audited consolidated financial statements, as initially filed in our Annual Report on Form 10-K for the year ended December 31, 2014, as originally filed with the Securities and Exchange Commission (the “SEC”) on March 2, 2015 (the “Provisional Form 10-K”), have been revised to reflect the measurement period adjustments as retrospectively recorded on the Closing Date, as if these measurement period adjustments had been recorded initially therein.

More specifically, the provisional assets and liabilities, as initially recorded as of the Closing Date, were impacted by the revised valuation as follows:

	Revised Fair Value	Provisional Value	Adjustment
ASSETS
Total current assets	$654.9	$640.7	$14.2
Property and equipment	1,673.0	1,778.0	(105.0)
Tim Hortons Brand	7,255.0	6,236.9	1,018.1
Other intangible assets	564.3	580.7	(16.4)
Goodwill	4,640.0	5,263.2	(623.2)
Other assets	146.2	92.5	53.7

Value of assets	$14,933.4	$14,592.0	$341.4

LIABILITIES
Accounts and drafts payable	$228.2	$228.2	$—
Advertising fund liabilities	49.7	49.7	—
Other accrued liabilities	223.0	222.3	0.7
Total debt and capital lease obligations	1,346.0	1,233.8	112.2
Other liabilities, net	375.3	310.3	65.0
Deferred income taxes, net	1,415.2	1,251.7	163.5

Total liabilities	$3,637.4	$3,296.0	$341.4

NONCONTROLLING INTEREST	$1.1	$1.1	$—

All measurement period adjustments have been reflected on a retrospective basis as of the Closing Date. Additionally, our statements of operations, comprehensive income (loss), shareholders’ equity and cash flows for the year ended December 31, 2014 were retrospectively adjusted to reflect the effects of the measurement period adjustments. We expect to continue to obtain information to assist in determining the fair value of the net assets acquired as of the Closing Date during the measurement period. Measurement period adjustments that we determine to be material will be applied retrospectively as of the Closing Date.

Retrospective Adjustments to Consolidated Balance Sheet

We have retrospectively adjusted the provisional values to reflect the revised valuation, and therefore, our consolidated balance sheet as of December 31, 2014 presented herein reflects the following measurement period adjustments:

	As Provisionally Reported	Measurement Period Adjustments and Impact of New Accounting Standards Update(a)	As Retrospectively Adjusted
ASSETS
Current assets:
Cash and cash equivalents	$1,803.2	$—	$1,803.2
Restricted cash and cash equivalents	84.5	—	84.5
Trade and notes receivable, net	439.9	1.3	441.2
Inventories and other current assets, net(a)	194.9	(22.6)	172.3
Advertising fund restricted assets	53.0	—	53.0
Deferred income taxes, net	85.6	1.0	86.6

Total current assets	2,661.1	(20.3)	2,640.8
Property and equipment, net	2,539.6	(102.5)	2,437.1
Intangible assets, net	9,441.1	1,004.0	10,445.1
Goodwill	5,851.3	(621.2)	5,230.1
Net investment in property leased to franchisees	140.5	—	140.5
Other assets, net(a)	530.4	(86.0)	444.4

Total assets	$21,164.0	$174.0	$21,338.0

LIABILITIES, REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts and drafts payable	$223.0	$—	$223.0
Accrued advertising	25.9	—	25.9
Other accrued liabilities	318.8	16.8	335.6
Gift card liability	187.0	—	187.0
Advertising fund liabilities	45.6	(0.1)	45.5
Current portion of long-term debt and capital leases	1,124.9	3.9	1,128.8

Total current liabilities	1,925.2	20.6	1,945.8
Term debt, net of current portion(a)	8,936.7	(110.2)	8,826.5
Capital leases, net of current portion	175.7	68.0	243.7
Other liabilities, net	644.1	63.7	707.8
Deferred income taxes, net	1,862.1	120.7	1,982.8

Total liabilities	13,543.8	162.8	13,706.6
Redeemable preferred shares	3,297.0	—	3,297.0
Shareholders’ equity:
Common shares	1,755.0	—	1,755.0
Retained earnings	227.6	3.4	231.0
Accumulated other comprehensive income (loss)	(111.7)	3.1	(108.6)

Total Restaurant Brands International Inc. shareholders’ equity	1,870.9	6.5	1,877.4
Noncontrolling interests	2,452.3	4.7	2,457.0

Total shareholders’ equity	4,323.2	11.2	4,334.4

Total liabilities, redeemable preferred shares and shareholders’ equity	$21,164.0	$174.0	$21,338.0

(a)	In April 2015, the FASB issued an accounting standards update that changed the presentation of debt issuance costs in financial statements. Under the new guidance, an entity presents such costs in the balance sheet as a direct deduction from the related debt obligation rather than as an asset. During the nine months ended September 30, 2015, we adopted this updated standard, which required retrospective application and resulted in the reclassification of debt issuance costs of $20.5 million and $9.1 million from Inventories and other current assets, net and $129.6 million and $33.9 million from Other assets, net to a reduction of $150.1 million and $43.0 million in Term debt, net of current portion in our condensed consolidated balance sheet as of December 31, 2014 and 2013, respectively. Other than this change in presentation, this accounting standards update did not have an impact on our consolidated financial position, results of operations or cash flows.

Retrospective Adjustments to Consolidated Statements of Operations, Comprehensive Income (Loss), Shareholders' Equity and Cash Flows

We have applied the measurement period adjustments retrospectively to the consolidated statements of operations, comprehensive income (loss), shareholders' equity and cash flows for the year ended December 31, 2014, as if the adjustments had been recorded on the Closing Date. The impact of these adjustments were not material for the year ended December 31, 2014.

The goodwill attributable to the Transactions will not be amortizable or deductible for tax purposes. Goodwill is considered to represent the value associated with the workforce and synergies the two companies anticipate realizing as a combined company. We have not yet allocated goodwill related to the Transactions to reporting units for goodwill impairment testing purposes. Goodwill will be allocated to reporting units when the purchase price allocation is finalized during the measurement period.

Note 1(c). Supplemental Pro Forma Information

The following unaudited consolidated pro forma summary has been prepared by adjusting our historical data to give effect to the Transactions as if they had occurred on January 1, 2013 (in millions, except per share amounts):

	Pro Forma - Unaudited
	2014	2013
Total Revenues	$4,221.6	$4,316.2
Net income	301.7	32.4
Net income (loss) attributable to non-controlling interests	20.7	(451.6)

Net income attributable to Restaurant Brands International Inc.	281.0	484.0

Preferred shares dividends	270.0	270.0
Accretion of preferred shares to redemption value	—	546.4

Net income (loss) attributable to common shareholders	$11.0	$(332.4)

Earnings (loss) per common share:
Basic	$0.06	$(1.72)
Diluted	$0.06	$(1.72)

The unaudited consolidated pro forma financial information was prepared in accordance with the acquisition method of accounting under existing standards and is not necessarily indicative of the results of operations that would have occurred if the Transactions had been completed on the date indicated, nor is it indicative of our future operating results. The unaudited consolidated pro forma information for 2013 includes certain non-recurring costs as a result of the Transactions, consisting primarily of transaction costs of approximately $223.0 million, loss on early extinguishment of debt of approximately $155.0 million and transaction related derivative losses of approximately $148.0 million. These costs were recorded net of tax utilizing a tax rate of 26.5%.

The unaudited pro forma results do not reflect future events that either have occurred or may occur after the Transactions, including, but not limited to, the anticipated realization of ongoing savings from operating synergies in subsequent periods. They also do not give effect to certain charges that we expect to incur related to a strategic realignment of our global structure to better accommodate the needs of the combined business and support successful global growth. As a result, we expect to incur certain non-recurring general and administrative expenses, including one-time compensation costs, training expenses, and other professional fees, in connection with these initiatives.